Gold Loan Payable and Gold in Trust (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Gold loan payable	$ 2,842,756
Gold loan payable	3,227,545	$ 2,842,756
Change in fair value through profit & loss	(18,156)	44,049	$ (66,631)
Gold loan derivative instruments [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	375,417	430,965
Change in fair value through profit & loss	18,156	(44,049)
Foreign exchange difference	(1,953)	(11,499)
Derivative financial liabilities	391,620	375,417	430,965
Gold loan [member]
IfrsStatementLineItems [Line Items]
Gold loan payable	2,842,756	2,541,338
Accrued interest expense	271,093	261,151
Accrued standby fees	8,743	9,536
Accretion expense	114,535	100,563
Foreign exchange difference	(9,582)	(69,832)
Gold loan payable	$ 3,227,545	$ 2,842,756	$ 2,541,338